Leases (Details) - Schedule of Operating Lease Liability - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Operating Lease Liability [Line Items]
Total operating lease liability	$ 152	$ 272
Beijing office [Member]
Leases (Details) - Schedule of Operating Lease Liability [Line Items]
Total operating lease liability	$ 152	$ 272